Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2017, 2016, and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	822,345	3.99	321,609	4.39	263,175	4.16
Granted	882,741	2.23	500,736	3.74	58,434	5.39
Forfeited / expired	(34,781)	2.23	—	—	—	—
Outstanding - end of year	1,670,305	3.10	822,345	3.99	321,609	4.39

Exercisable - end of year	1,055,250	3.34	530,034	3.97	188,920	4.13

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	292,311	4.02	132,689	4.75	110,829	4.25
Granted	486,329	2.23	216,043	3.74	58,434	5.39
Vested	(128,804)	4.14	(56,421)	4.64	(36,574)	4.25
Forfeited / expired	(34,781)	2.23	—	—	—	—
Outstanding non-vested stock options - end of year	615,055	2.68	292,311	4.02	132,689	4.75